Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Common Shares	Details of common shares as of December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
		(In Korean won and number of shares)
Number of authorized shares		40,000,000		40,000,000		40,000,000
Value per share	~~W~~	500	~~W~~	500	~~W~~	500
Number of shares issued		6,948,900		6,948,900		6,948,900
Common shares	~~W~~	3,474,450,000	~~W~~	3,474,450,000	~~W~~	3,474,450,000

Summary of Capital Surplus	Details of capital surplus as of December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
		(In millions of Korean won)
Additional paid in capital	~~W~~	25,322	~~W~~	25,335	~~W~~	25,358
Other capital surplus		1,806		1,806		1,806
Total	~~W~~	27,128	~~W~~	27,141	~~W~~	27,164

Summary of Other Components of Equity	Details of other components of equity as of December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
		(In millions of Korean won)
Foreign currency translation adjustments	~~W~~	274	~~W~~	138	~~W~~	(40)

Summary of Retained Earnings	Details of retained earnings as of December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
		(In millions of Korean won)
Unappropriated retained earnings	~~W~~	84,668	~~W~~	45,405	~~W~~	13,962